Offerings - Offering: 1	Feb. 18, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered	3,000,000
Proposed Maximum Offering Price per Unit	0.025
Maximum Aggregate Offering Price	$ 75,000
Fee Rate	0.00014%
Amount of Registration Fee	$ 10.36
Offering Note	Common stock, par value 0.001, estimated solely for the purposes of calculating the registration fee pursuant to rule 457(o) under the Securities Act of 1933, as amended.